Subsequent events (Details) - Major ordinary share transactions $ / shares in Units, $ in Millions	Jul. 17, 2026 USD ($) $ / shares
Disclosure of non-adjusting events after reporting period [line items]
Repurchase and cancel (up to) | $	$ 70.0
Outstanding common shares at a price (in dollars per share) | $ / shares	$ 20.40